Subsequent events (Details) - Entering into significant commitments or contingent liabilities $ in Millions	Feb. 10, 2026 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Capital commitments	$ 84.3
Percentage of payable gold	20.00%
Percentage of payable silver	30.00%
Percentage of spot gold price for each ounce of gold delivered	10.00%
Percentage of spot silver price for each ounce of silver delivered as ongoing payments	10.00%